INVENTORIES	6 Months Ended
Jun. 30, 2026
INVENTORIES
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Products available for sale	170,094	112,235
Goods in transit	277	7,589
Raw materials	—	1,506
Work-in-progress	—	31
Total	170,371	121,361

Inventory write-downs recognized in cost of goods sold for the six months ended June 30, 2026 and 2025 were US$4,213 and US$6,262, respectively.